Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Subsequent Events [Abstract]
Subsequent Events

Note 10 — Subsequent Events

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were available to be issued and has determined that there have been no events that have occurred that would require adjustments to the disclosures of the financial statements.

On October 16, 2023, the Company notified the trustee of the Company’s Trust Account that it was exercising a Monthly Extension Option, extending the time available to the Company to consummate a Business Combination, from October 19, 2023 to November 19, 2023, pursuant to and in accordance with the terms of the Company’s Fourth Amended and Restated Certificate of Incorporation and the Company’s Trust Agreement. The Fourth Extension is the fourth of up to six (6) one-month Extensions permitted under the Company’s Fourth Amended and Restated Certificate of Incorporation and Trust Agreement.

Pursuant to the terms of the Company’s Certificate of Incorporation and Trust Agreement, on October 19, 2023, with respect to the exercise of the Fourth Extension, the Company deposited $31,916 into the Company’s Trust Account in connection with the exercise of the Fourth Extension. Such deposit with respect to the Fourth Extension was made using funds held outside of the Company’s Trust Account and available to the Company to fund working capital requirements. As of October 20, 2023 (and, for the avoidance of doubt, inclusive of the deposit of $31,916 into the Trust Account in connection with the exercise of the Fourth Extension as described above), the Trust Account held approximately $6,892,525.

Note 11 — Subsequent Events

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were available to be issued and has determined that subject to the below, there have been no events that have occurred that would require adjustments to the disclosures of the financial statements.

In order to mitigate the current uncertainty surrounding the implementation of the Inflation Reduction Act of 2022, the Company has decided that in the event that the Proposals are approved and implemented as described in the Definitive Proxy Statement, funds in trust, including any interest thereon, will not be used to pay for any excise tax liabilities with respect to any future redemptions that occur after December 31, 2022, and prior to or in connection with a Business Combination or liquidation of the Company and which result from the implementation of the Inflation Reduction Act of 2022.

On January 13, 2023, the Company, notified Continental Stock Transfer & Trust Company (the “Trustee”), the trustee of the Company’s trust account (the “Trust Account”), that it was extending (an “Extension”) the time available to the Company to consummate its initial business combination, from January 19, 2023 to February 19, 2023 (the “First Extension”), pursuant to and in accordance with the terms of the Company’s Third Amended and Restated Certificate of Incorporation (the “Certificate of Incorporation”) and the Company’s Amended and Restated Investment Management Trust Agreement (the “Trust Agreement”) the Company deposited $50,973.25 into the Company’s Trust Account. On March 14, 2023, the Company notified the Trustee of the Trust Account, of an Extension of the time available to the Company to consummate its Business Combination, from March 19, 2023 to April 19, 2023, pursuant to and in accordance with the terms of the Third Amended Certificate of Incorporation and the Investment Management Trust Agreement the Company deposited $50,973.25 into the Company’s Trust Account. On April 14, 2023, the Company notified the Trustee of the Trust Account, of an Extension of the time available to the Company to consummate its Business Combination, from April 19, 2023 to May 19, 2023, pursuant to and in accordance with the terms of the Third Amended Certificate of Incorporation and the Investment Management Trust Agreement the Company deposited $50,973.25 into the Company’s Trust Account. As of April 18, 2023 (and, for the avoidance of doubt, inclusive of the deposits into the Trust Account in connection with the exercise of the Extensions), the Trust Account held approximately $10,828,307.47.

On January 18, 2023, the Company and Achari Sponsor Holdings I LLC (the “Sponsor”) separately entered into a loan agreement whereby the Company issued a promissory note (the “Promissory Note”) to the Sponsor pursuant to which the Company may borrow up to $1,500,000 in cash from time to time to fund working capital requirements, including with respect to the funding of Extensions. The Promissory Note is currently undrawn and no amounts are outstanding under such Promissory Note.

[On January 22, 2023, we received a letter from the Nasdaq indicating that the Company was not in compliance with certain continued listing requirements, including Listing Rule 5450(b)(2)(B), requiring at least 1,100,000 “Publicly Held Shares”. The letter stated that the Company had 45 calendar days to submit a plan to regain compliance. The Company submitted a plan on March 9, 2023, and after review, on March 30, 2023, Nasdaq determined to grant the Company an extension to regain compliance with Listing Rule 5450(b)(2)(B). On or before July 21, 2023, the Company must file with the SEC and Nasdaq a public document containing its current total shares outstanding and a beneficial ownership table in accordance with the SEC proxy rules. In the event the Company does not satisfy the terms, Nasdaq will provide written notification that the Company’s securities will be delisted. At that time, the Company may appeal Nasdaq’s determination to a Listing Qualifications Panel.

On February 24, 2023, we received a letter from the Nasdaq indicating that the Company was not in compliance with Listing Rule 5450(b)(2)(C), requiring a “Market Value” of “Publicly Held Shares” of at least $15 million. The letter states that the Company has 180 calendar days to regain compliance with Listing Rule 5450(b)(2)(C), or until August 23, 2023. If at any time during this compliance period the Company’s “Market Value” of “Publicly Held Shares” closes at $15,000,000 or more for a minimum of ten consecutive business days, Nasdaq will provide the Company with a written confirmation of compliance, and this matter will be closed. Alternatively, the Company is reviewing all alternatives, including applying to transfer the Company’s securities to The Nasdaq Capital Market.

On March 23, 2023, we received a letter from the Nasdaq notifying the Company that, for the 30 consecutive trading days prior to the date of the letter, the Company’s common stock had traded at a value below the minimum $50,000,000 “Market Value of Listed Securities” (“MVLS”) requirement set forth in Listing Rule 5450(b)(2)(A), which is required for continued listing of the Company’s common stock on Nasdaq. In accordance with Listing Rule 5810(c)(3)(C), the Company has 180 calendar days, or until September 19, 2023, to regain compliance. The letter notes that to regain compliance, the Company’s common stock must trade at or above a level such that the Company’s MVLS closes at or above $50,000,000 for a minimum of ten consecutive business days during the compliance period, which ends September 19, 2023. The letter further notes that if the Company is unable to satisfy the MVLS requirement prior to such date, the Company may be eligible to transfer the listing of its securities to The Nasdaq Capital Market (provided that it then satisfies the requirements for continued listing on that market). If the Company does not regain compliance by September 19, 2023, Nasdaq staff will provide written notice to the Company that its securities are subject to delisting. At that time, the Company may appeal any such delisting determination to a hearings panel. The Company intends to actively monitor the Company’s MVLS between now and September 19, 2023, and may, if appropriate, evaluate available options to resolve the deficiency and regain compliance with the MVLS requirement. While the Company is exercising diligent efforts to maintain the listing of its securities on Nasdaq, there can be no assurance that the Company will be able to regain or maintain compliance with Nasdaq listing standards.]